Investment Objectives and Goals - Axonic Strategic Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Axonic Strategic Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of Axonic Strategic Income Fund (the “Fund”) is to seek to maximize total return, through a combination of current income and capital appreciation.